Related Party Transactions (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 10, 2023	Aug. 31, 2023	Oct. 31, 2021	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Proceeds from related party debt						$ 700,000
Amounts of transaction			$ 323,584
Chief Executive Officer And Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt			$ 199,994
Number of shares issued			30,674
Cytovia Therapeutics Inc [Member]
Related Party Transaction [Line Items]
Accounts payable						6,000,000
Contribution value					$ 7,792,987	7,444,051
Amounts of transaction		$ 173,496
Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable related parties				$ 76,948	188,162	76,948
Related Party [Member] | Cytovia Therapeutics Inc [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt					6,000,000	$ 6,000,000
Accounts payable					$ 6,000,000
JAC Multi Investments LLC [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt				700,000
JAG [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt				500,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt				100,000
Andrea Goren [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt				$ 100,000
JAG Multi Investments LLC [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt	$ 100,000